RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Salary expense, CEO	$ 221,250	$ 150,000	$ 210,000	$ 198,000